ORGANIZATION AND BUSINESS (Details) $ in Thousands		1 Months Ended		12 Months Ended
	Sep. 18, 1996 crude_oil_carrier	Jan. 31, 2018 vessel	Oct. 31, 2017 USD ($) vessel shares	Dec. 31, 2020 USD ($) vessel subsidiary	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) vessel shares	Dec. 31, 2014 company	Mar. 31, 2015 newbuilding vessel	Oct. 07, 2014 company
Business background [Line Items]
Number of crude oil carriers | crude_oil_carrier	5
Number of companies acquired | company								29
Number of companies involved in the merger | company										2
Number of owned vessels				67					47
Number of newbuildings under constructuion | newbuilding									25
Number of vessels acquired							16
Consideration shares issued (in shares) | shares							17,800,000
Debt assumed | $							$ 285,200
Consideration paid | $				$ 25,271	$ 44,118	$ 10,381
Number of vessel types				4
Number of vessels chartered-In				11
Number of vessels under operating lease from third parties				4
Number of subsidiaries | subsidiary				1
Quintana Vessels [Member]
Business background [Line Items]
Number of vessels acquired							14
Unrelated Third Parties [Member]
Business background [Line Items]
Number of vessels under operating lease from third parties				3
Hemen Holdings Ltd [Member]
Business background [Line Items]
Number of vessels acquired		1
Ship Finance International Ltd [Member]
Business background [Line Items]
Number of vessels under operating lease from third parties				7
Number of vessels leased out under capital leases to third parties				1
Panamax Vessel [Member] | Hemen Holdings Ltd [Member]
Business background [Line Items]
Number of vessels acquired							2
Capesize Vessels [Member] | Hemen Holdings Ltd [Member]
Business background [Line Items]
Number of vessels acquired			2				2
Consideration shares issued (in shares) | shares			4,000,000				4,000,000
Debt assumed | $							$ 43,000
Consideration | $			$ 86,000				86,000
Consideration paid | $							$ 9,000